Segment information (Tables)	12 Months Ended
Jun. 30, 2023
Segment information
Schedule of segment information

	Energy			Chemicals			Corporate	Consolidation
	Mining	Gas	Fuels	Africa	America	Eurasia	Centre	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2023
Income statement
External turnover	6 386	7 234	116 235	67 772	44 492	47 577	—	—	289 696
Segment turnover	27 666	11 988	118 708	70 586	44 942	48 194	—	(32 388)	289 696
Intersegmental turnover	(21 280)	(4 754)	(2 473)	(2 814)	(450)	(617)	—	32 388	—
Materials, energy and consumables used	(8 508)	(3 834)	(76 043)	(27 548)	(28 605)	(39 427)	(210)	31 878	(152 297)
Selling and distribution costs	—	—	(43)	(4 974)	(3 773)	(1 717)	—	37	(10 470)
Maintenance expenditure	(4 056)	(345)	(4 361)	(3 565)	(2 324)	(1 120)	(719)	1 414	(15 076)
Employee-related expenditure	(6 743)	(637)	(4 544)	(5 426)	(4 588)	(5 403)	(6 394)	191	(33 544)
Depreciation and amortisation	(2 394)	(569)	(2 242)	(4 197)	(4 645)	(1 699)	(745)	—	(16 491)
Other expenses and income	(3 441)	(73)	(5 211)	(6 303)	(5 466)	884	11 719	(1 132)	(9 023)
Equity accounted profits, net of tax	2	439	2 038	144	—	—	—	—	2 623
Remeasurement items affecting operating profit	54	(537)	(35 430)	(1 048)	3 916	(900)	47	—	(33 898)
Earnings/(loss) before interest and tax (EBIT/LBIT)	2 580	6 432	(7 128)	17 669	(543)	(1 188)	3 698	—	21 520
Statement of cash flows
Additions to non-current assets[1]	2 979	5 600	8 909	8 202	2 491	1 827	846	—	30 854

1Excludes capital project related payables.

	Energy			Chemicals			Corporate	Consolidation
	Mining	Gas	Fuels*	Africa	America	Eurasia	Centre	Adjustments	Total*
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2022[1]
Income statement
External turnover	6 370	7 789	97 996	64 054	41 496	55 011	30	—	272 746
Segment turnover	24 386	11 941	99 972	67 275	41 926	55 419	56	(28 229)	272 746
Intersegmental turnover	(18 016)	(4 152)	(1 976)	(3 221)	(430)	(408)	(26)	28 229	—
Materials, energy and consumables used	(6 063)	(2 055)	(59 525)	(22 681)	(21 243)	(40 094)	(162)	27 824	(123 999)
Selling and distribution costs	—	—	(49)	(3 934)	(2 920)	(1 811)	—	37	(8 677)
Maintenance expenditure	(3 492)	(728)	(3 602)	(3 063)	(2 078)	(956)	(589)	1 186	(13 322)
Employee-related expenditure	(5 826)	(772)	(4 491)	(5 424)	(4 003)	(5 454)	(6 611)	126	(32 455)
Depreciation and amortisation	(2 230)	(500)	(1 468)	(3 667)	(3 917)	(1 576)	(715)	—	(14 073)
Other expenses and income	(3 090)	(1 759)	(5 704)	(5 867)	(3 977)	(941)	(9 552)	(944)	(31 834)
Equity accounted (losses)/profits, net of tax	(1)	(4)	3 043	90	—	—	—	—	3 128
Remeasurement items affecting operating profit	(228)	8 499	(217)	1 343	(2 807)	2 965	348	—	9 903
Earnings/(loss) before interest and tax (EBIT/LBIT)	3 456	14 622	27 959	24 072	981	7 552	(17 225)	—	61 417
Statement of cash flows
Additions to non-current assets[2]	2 552	2 569	6 325	7 308	1 909	1 402	648	—	22 713
*	The Group has revised Turnover and Materials, energy and consumables used for the Fuels segment by R2 992 million respectively for 2022. The error had no impact on earnings, refer note 1.
1	The comparative information has been enhanced to include material items of expenses that impact on the profit measure. Comparative amounts have been provided.
2	Excludes capital project related payables.

	Energy			Chemicals			Corporate	Consolidation
	Mining	Gas	Fuels	Africa	America	Eurasia	Centre	Adjustments	Total
	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm	Rm
2021[1]
Income statement
External turnover	2 025	7 321	59 393	58 260	29 358	45 539	14	—	201 910
Segment turnover	21 704	10 990	60 649	60 597	29 360	46 038	26	(27 454)	201 910
Intersegmental turnover	(19 679)	(3 669)	(1 256)	(2 337)	(2)	(499)	(12)	27 454	—
Materials, energy and consumables used	(5 066)	(1 185)	(41 476)	(22 126)	(12 965)	(29 675)	(133)	27 256	(85 370)
Selling and distribution costs	—	—	(21)	(3 836)	(2 289)	(1 910)	—	30	(8 026)
Maintenance expenditure	(3 104)	(364)	(3 181)	(2 985)	(1 966)	(1 021)	(381)	887	(12 115)
Employee-related expenditure	(5 232)	(826)	(4 311)	(6 788)	(4 173)	(6 063)	(5 759)	304	(32 848)
Depreciation and amortisation	(2 223)	(1 463)	(3 401)	(4 461)	(3 637)	(1 687)	(772)	—	(17 644)
Other expenses and income	(2 803)	(1 151)	(3 975)	(5 638)	(3 550)	(1 089)	12 345	(1 023)	(6 884)
Equity accounted (losses)/profits, net of tax	(3)	—	742	83	—	1	(9)	—	814
Remeasurement items affecting operating profit	(46)	655	(23 196)	(7 889)	7 336	86	(164)	—	(23 218)
Earnings/(loss) before interest and tax (EBIT/LBIT)	3 227	6 656	(18 170)	6 957	8 116	4 680	5 153	—	16 619
Statement of cash flows
Additions to non-current assets[2]	2 704	711	3 549	5 508	1 152	1 796	528	—	15 948
1	The comparative information has been enhanced to include material items of expenses that impact on the profit measure. Comparative amounts have been provided.
2	Excludes capital project related payables.

Schedule of geographic segmentation

South
	Africa**	Mozambique	United States	Europe	Rest of World	Total**
	Rm	Rm	Rm	Rm	Rm	Rm
2023
External turnover[1]	142 804	1 146	46 334	55 996	43 416	289 696
Earnings before interest and tax (EBIT)[2]	7 872	1 051	1 899	4 957	5 741	21 520
Tax paid	11 516	1 837	12	493	94	13 952
Non-current assets[3]	67 389	18 915	143 714	19 708	11 083	260 809
2022
External turnover[1]	130 411	1 921	44 080	58 177	38 157	272 746
Earnings before interest and tax (EBIT)[2]	29 305	965	4 644	12 406	14 097	61 417
Tax paid	11 739	1 001	36	657	98	13 531
Non-current assets[3]	90 524	15 036	123 618	16 161	10 122	255 461
2021
External turnover[1]	84 844	1 799	31 247	48 529	35 491	201 910
(Loss)/earnings before interest and tax ((LBIT)/EBIT)[2]	(7 523)	2 323	9 616	5 354	6 849	16 619
Tax paid/(received)	6 622	927	(3 340)	997	74	5 280
Non-current assets[3]	76 070	14 100	113 088	16 748	10 471	230 477
*

In the current year, the geographic area information was reorganised to separately disclose information relating to Mozambique (which was previously grouped under Rest of Africa) while information relating to the rest of the countries in Africa and North America were aggregated with countries in the Rest of World column. Comparative amounts have been adjusted accordingly.

**	The Group has revised Turnover for South Africa by R2 992 million for 2022. The error had no impact on earnings, refer note 1.
1	The analysis of turnover is based on the location of the customer.
2	Includes equity accounted profits remeasurement items.
3	Excludes deferred tax assets and post-retirement benefit assets.